AQUALIV ACQUISITION (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Acquisition value
December 31, 2010

Acquisition value

Preferred shares (per contract)	$400,000
Total Acquisition value	$400,000

Valuation classification
Physical assets	$5,516
Cash	79,000

Goodwill	315,484
Impairment of Goodwill	(315,484)
Goodwill, net	—

Net value	$84,516

December 31, 2010

Acquisition value

Preferred shares (per contract)	$400,000
Total Acquisition value	$400,000

Valuation classification
Physical assets	$5,516
Cash	79,000

Goodwill	315,484
Impairment of Goodwill	(315,484)
Goodwill, net	—

Net value